Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Norwegian Epic Term Loan		Dec. 31, 2011 Norwegian Epic Term Loan		Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility		Jan. 31, 2013 11.75% Senior Secured Notes	Dec. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2011 11.75% Senior Secured Notes		Dec. 31, 2012 Pride of Hawaii Loan		Dec. 31, 2011 Pride of Hawaii Loan		Jan. 31, 2013 9.50% Senior Unsecured Notes	Dec. 31, 2012 9.50% Senior Unsecured Notes		Dec. 31, 2011 9.50% Senior Unsecured Notes		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2012 Pride of America Hermes Loan		Dec. 31, 2011 Pride of America Hermes Loan		Dec. 31, 2012 Pride of America Hermes Loan Minimum		Dec. 31, 2011 Pride of America Hermes Loan Minimum		Dec. 31, 2012 Pride of America Hermes Loan Maximum		Dec. 31, 2011 Pride of America Hermes Loan Maximum		Dec. 31, 2012 Senior Secured Revolving Credit Facility	Dec. 31, 2011 Senior Secured Revolving Credit Facility	Apr. 30, 2013 Breakaway One Loan	Dec. 31, 2012 Breakaway One Loan		Dec. 31, 2011 Breakaway One Loan		Dec. 31, 2012 Breakaway Two Loan		Dec. 31, 2011 Breakaway Two Loan		Dec. 31, 2012 Breakaway Three Loan		Dec. 31, 2012 Pride of America Commercial Loan		Dec. 31, 2011 Pride of America Commercial Loan		Dec. 31, 2012 Pride of America Commercial Loan Minimum		Dec. 31, 2011 Pride of America Commercial Loan Minimum		Dec. 31, 2012 Pride of America Commercial Loan Maximum		Dec. 31, 2011 Pride of America Commercial Loan Maximum		Dec. 31, 2012 Euro 126 million Norwegian Jewel Term Loan	Dec. 31, 2011 Euro 126 million Norwegian Jewel Term Loan	Dec. 31, 2012 Norwegian Jade Term Loan	Dec. 31, 2011 Norwegian Jade Term Loan	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2012 Capital lease obligations Minimum	Dec. 31, 2011 Capital lease obligations Minimum	Dec. 31, 2012 Capital lease obligations Maximum	Dec. 31, 2011 Capital lease obligations Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate		5.00%			2.19%	[1]	2.46%	[1]	3.40%	[1]	3.35%	[1]	11.75%	11.75%	[2]	11.75%	[2]	2.18%	[1]	2.20%	[1]	9.50%	9.50%	[3]	9.50%	[3]			3.06%	3.18%	6.86%	6.86%					3.06%	[1]	3.28%	[1]	6.47%	[1]	6.47%	[1]	4.25%	4.31%		1.91%	[1]	2.18%	[1]	4.50%	[1]	4.50%	[1]	2.98%	[1]					3.06%	[1]	3.28%	[1]	7.35%	[1]	7.35%	[1]	1.92%	2.11%	1.92%	2.11%		3.00%	3.75%	5.00%	5.00%
Debt instrument, maturity year					2022	[1]			2019	[1]			2016	2016	[2]			2018	[1]				2018	[3]			2017						2017	[1]											2015			2025	[1]			2026	[1]			2027	[1]	2017	[1]											2016		2017		2014
Long term debt					$ 662,729	[1]	$ 723,990	[1]	$ 549,022	[1]	$ 623,678	[1]		$ 446,571	[2]	$ 445,914	[2]	$ 232,583	[1]	$ 284,449	[1]		$ 355,419	[3]	$ 250,000	[3]	$ 150,359	$ 188,216					$ 133,468	[1]	$ 172,463	[1]									$ 91,000	$ 128,000	$ 528,000	$ 150,996	[1]	$ 118,651	[1]	$ 112,809	[1]	$ 49,768	[1]	$ 34,045	[1]	$ 20,288	[1]	$ 26,215	[1]									$ 22,134	$ 10,212	$ 22,134	$ 10,212
Capital lease obligations			1,796	6,313
Total debt			2,985,353	3,038,081
Less: current portion of long-term debt	(272,644)		(221,233)	(200,582)
Total long-term debt	$ 2,918,566		$ 2,764,120	$ 2,837,499

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.